UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE   68130

(Address of principal executive offices)

(Zip code)

James  Ash,   Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares				Value
	INVESTMENTS - 87.0%
	UNAFFILIATED TRADING COMPANIES - 5.6%
137,393	ISAM Systematic Program Class ISAM (a,b) *			$ 4,341,588
162,015	Winton Diversified Trading Program Class WNTN (a,b) *			13,786,639
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $19,956,052)			18,128,227
Principal Amount ($)			Maturity
	STRUCTURED NOTE - 4.8%
13,000,000	Barclays Bank PLC Linked Note (a,b) *		11/20/2013	15,496,537
	(Cost - $13,000,000)
		Yield
	BONDS & NOTES - 70.8%
	AEROSPACE/DEFENSE - 0.4%
75,000	Boeing Co.	5.8750%	2/15/2040	89,626
238,000	Boeing Co.	6.8750	3/15/2039	311,861
400,000	Embraer Overseas Ltd.	6.3750	1/24/2017	432,000
200,000	United Technologies Corp.	3.1000	6/1/2022	345,740
				1,179,227
	AGRICULTURE - 0.4%
975,000	Altria Group, Inc.	2.8500	8/9/2022	901,560
400,000	IOI Investment L Bhd	4.3750	6/27/2022	373,346
				1,274,906
	AIRLINES - 0.2%
245,000	Southwest Airlines Co.	5.2500	10/1/2014	256,459
421,000	Southwest Airlines Co.	5.7500	12/15/2016	467,066
				723,525
	AUTO MANUFACTURERS - 0.5%
750,000	Daimler Finance North America LLC (c)	1.8750	9/15/2014	756,617
725,000	Ford Motor Co.	7.4500	7/16/2031	867,981
				1,624,598
	BANKS - 5.2%
400,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC	7.5000	9/26/2019	410,000
725,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	795,108
400,000	Banco Davivienda SA (c)	2.9500	1/29/2018	378,000
500,000	Banco de Bogota SA (c)	5.3750	2/19/2023	487,500
200,000	Banco de Bogota SA	5.3750	2/19/2023	195,000
300,000	Banco de Chile	6.2500	6/15/2016	324,565
700,000	Banco de Credito del Peru (c) *	4.2500	4/1/2023	645,750
200,000	Banco de Credito del Peru *	4.2500	4/1/2023	184,500
150,000	Banco de Credito del Peru (c,d) *	6.1250	4/24/2027	151,875
200,000	Banco do Brasil SA/Cayman (d)	8.5000	Perpetual	215,000
800,000	Banco GNB Sudameris SA (c) *	3.8750	5/2/2018	760,000
300,000	Banco Internacional del Peru SAA (d)	8.5000	4/23/2070	330,375
150,000	Banco Latinoamericano de Comercio Exterior SA (c)	3.7500	4/4/2017	151,875
300,000	Banco Latinoamericano de Comercio Exterior SA	3.7500	4/4/2017	303,750
100,000	Banco Mercantil del Norte SA (d)	6.8620	10/13/2021	103,740
200,000	Bancolombia SA	5.9500	6/3/2021	212,500
950,000	Bank of Montreal	1.4000	9/11/2017	927,713
450,000	BB&T Corp.	1.6000	8/15/2017	440,075
200,000	BBVA Banco Continental SA	5.0000	8/26/2022	195,000
500,000	BBVA Bancomer SA/Texas	6.5000	3/10/2021	525,000
800,000	Corpbanca SA	3.1250	1/15/2018	758,083
250,000	CorpGroup Banking SA (c)	6.7500	3/15/2023	251,756
250,000	CorpGroup Banking SA	6.7500	3/15/2023	251,756
200,000	Gazprombank OJSC Via GPB Eurobond Finance PLC	5.6250	5/17/2017	206,660
600,000	Global Bank Corp.	4.7500	10/5/2017	600,000
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	BANKS - 5.2% (continued)
400,000	Goldman Sachs Group, Inc.	5.7500%	1/24/2022	$ 441,205
500,000	Industrial Senior Trust	5.5000	11/1/2022	470,000
400,000	Itau Unibanco Holding SA/Cayman Island	5.5000	8/6/2022	382,000
700,000	JPMorgan Chase & Co.	4.5000	1/24/2022	732,985
170,000	JPMorgan Chase & Co.	4.9500	3/25/2020	185,631
825,000	Korea Development Bank	4.3750	8/10/2015	868,768
500,000	Morgan Stanley	3.7500	2/25/2023	478,142
350,000	PNC Funding Corp.	3.3000	3/8/2022	336,442
163,000	PNC Funding Corp.	4.3750	8/11/2020	173,713
343,000	PNC Funding Corp.	6.7000	6/10/2019	411,269
600,000	Scotiabank Peru SA (c,d)	4.5000	12/13/2027	538,500
300,000	Scotiabank Peru SA (d)	4.5000	12/13/2027	269,250
400,000	VTB Bank OJSC Via VTB Capital SA	6.8750	5/29/2018	636,000
400,000	VTB Bank OJSC Via VTB Capital SA	6.8750	5/29/2018	203,000
100,000	Wells Fargo & Co.	3.5000	3/8/2022	201,728
650,000	Wells Fargo & Co.	4.6000	4/1/2021	708,313
				16,842,527
	BEVERAGES - 0.5%
400,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (c) *	3.3750	11/1/2022	344,000
475,000	Coca-Cola Co.	1.8000	9/1/2016	484,640
200,000	Corp Lindley SA (c)	4.6250	4/12/2023	194,000
50,000	Corp Lindley SA (c)	6.7500	11/23/2021	54,375
429,000	Diageo Capital PLC	1.5000	5/11/2017	424,769
				1,501,784
	BIOTECHNOLOGY - 0.3%
500,000	Biogen Idec, Inc.	6.8750	3/1/2018	594,625
460,000	Celgene Corp.	3.2500	8/15/2022	436,273
				1,030,898
	BUILDING MATERIALS - 0.3%
400,000	Cementos Pacasmayo SAA	4.5000	2/8/2023	372,400
100,000	Cemex Espana Luxembourg	9.2500	5/12/2020	105,500
400,000	Cemex SAB de CV (c)	5.8750	3/25/2019	388,000
100,000	Cemex SAB de CV	9.0000	1/11/2018	105,000
				970,900
	CHEMICALS - 0.7%
550,000	Dow Chemical Co.	3.0000	11/15/2022	511,527
175,000	Ecolab, Inc.	1.0000	8/9/2015	174,811
285,000	Ecolab, Inc.	2.3750	12/8/2014	290,665
200,000	LPG International, Inc.	7.2500	12/20/2015	216,500
400,000	Mexichem SAB de CV (c)	4.8750	9/19/2022	402,000
400,000	Phosagro OAO via Phosagro Bond Funding Ltd. (c) *	4.2040	2/13/2018	394,000
200,000	Phosagro OAO via Phosagro Bond Funding Ltd.	4.2040	2/13/2018	197,500
				2,187,003
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 5.0%
1,196,814	Fannie Mae REMICS 2009-41 ZA (e)	4.5000	6/25/2039	1,247,365
1,749,695	Fannie Mae REMICS 2009-98 DZ (e)	4.5000	12/25/2039	1,846,474
569,987	Fannie Mae REMICS 2010-76 ZK (e)	4.5000	7/25/2040	612,179
432,883	Fannie Mae REMICS 2011-111 EZ (e)	5.0000	11/25/2041	482,660
251,622	Fannie Mae REMICS 2011-18 UZ (e)	4.0000	3/25/2041	262,319
557,000	Fannie Mae REMICS 2011-74 KL (e)	5.0000	6/25/2040	615,840
1,696,950	Fannie Mae REMICS 2012-144 PT (d,e)	4.4560	11/25/2049	1,806,994
782,490	Fannie Mae REMICS 2013-6 ZH (e)	1.5000	2/25/2043	727,443
1,789,028	Freddie Mac REMICS 2012-133 PB (e)	6.5000	4/25/2042	1,935,528
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	U.S. GOVERNMENT AGENCY - 5.0% (continued)
813,296	Freddie Mac REMICS 2663 ZP (e)	5.0000%	8/15/2033	$ 887,278
304,380	Freddie Mac REMICS 2909 Z (e)	5.0000	12/15/2034	333,255
1,000,000	Freddie Mac REMICS 3738 BP (e)	4.0000	12/15/2038	1,058,884
840,864	Freddie Mac REMICS 3818 JA (e)	4.5000	1/15/2040	872,083
526,911	Freddie Mac REMICS 3957 DZ (e)	3.5000	11/15/2041	524,581
337,632	Freddie Mac REMICS 3957 HZ (e)	4.0000	11/15/2041	333,217
2,885,292	Freddie Mac Strips 269-30 (e)	3.0000	8/15/2042	2,808,036
				16,354,136
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 9.6%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.1700	6/25/2035	266,625
2,083,746	Alternative Loan Trust 2005-J8 1A5	5.5000	7/25/2035	2,023,228
555,916	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	427,906
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (c,d)	5.6500	3/25/2058	1,705,104
988,750	Banc of America Funding 2012-R4 A Trust (b,c,d)	0.4558	3/4/2039	960,901
1,779,297	Banc of America Mortgage 2007-1 Trust 2007-1 2A17	6.0000	1/25/2037	1,769,337
488,342	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	491,199
1,846,583	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	1,754,370
1,517,295	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	1,403,400
265,447	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	257,528
737,821	CitiMortgage Alternative Loan Trust Series 2007-A4 1A13	5.7500	4/25/2037	668,253
456,394	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3	5.2500	9/25/2035	445,207
597,791	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	605,187
1,126,439	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	994,775
238,356	CSMC Series 2009-13R 2A1 (c)	6.0000	1/26/2037	243,246
963,197	CSMC Series 2010-4R 3A17 (c,d)	7.7721	6/26/2037	858,237
944,414	CSMC Trust 2013-3R 1A1 (b,c,d)	-	4/27/2035	864,235
111,728	Deutsche Mortgage Securities Inc. Re-REMIC Trust Series 2005-WF1 1A2 (c,d)	5.2278	6/26/2035	111,856
495,759	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	2.3515	5/25/2035	410,434
2,703,994	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	3.1785	1/25/2036	2,307,864
936,267	HomeBanc Mortgage Trust 2005-3 A1 (d)	0.4300	7/25/2035	828,655
287,779	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	283,748
269,356	Jp Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)	3.5000	7/26/2036	277,971
160,513	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	164,627
429,056	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.5194	6/25/2036	358,629
574,897	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	466,441
2,108,864	Prime Mortgage Trust 2006-DR1 2A1 (c)	5.5000	5/25/2035	2,112,365
662,076	RALI Series 2006-QS10 A9 Trust	6.5000	8/25/2036	561,033
171,599	RFMSI Series 2003-S16 A1 Trust	4.7500	9/25/2018	171,476
518,467	RFMSI Series 2006-S3 A7 Trust	5.5000	3/25/2036	463,269
1,624,877	RFMSI Series 2007-S6 1A11 Trust	6.0000	6/25/2037	1,458,820
138,182	Structured Asset Securities Corp. Mor Pass Thr Cer Ser 2003-35 1A1 (d)	5.1710	12/25/2033	139,169
272,573	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.4000	6/25/2034	288,803
243,617	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2004-15 2A1	4.7500	9/25/2019	247,193
1,189,324	Wachovia Mortgage Loan Trust LLC Series 2005-A 2A1 Trust (d)	2.6316	8/20/2035	1,089,554
720,708	Wells Fargo Alternative Loan 2007-PA2 1A1 Trust	6.0000	6/25/2037	661,073
320,160	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust	5.7500	3/25/2036	312,171
2,205,901	Wells Fargo Mortgage Backed Securities 2006-AR2 2A5 Trust (d)	2.6396	3/25/2036	2,053,332
346,860	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust	6.0000	9/25/2037	347,089
347,083	Wells Fargo Mortgage Backed Securities 2007-8 1A2 Trust	6.0000	7/25/2037	329,724
				31,184,034
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	COMMERCIAL MBS - 4.4%
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN B (c,d)	1.7910%	8/15/2029	$ 100,115
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN D (c,d)	2.8910	8/15/2029	100,283
50,000	Banc of America Commercial Mortgage Trust 2006-4 AM	5.6750	7/10/2046	55,371
200,000	Banc of America Commercial Mortgage Trust 2007-2 AM (d)	5.6319	4/10/2049	219,808
250,000	Banc of America Commercial Mortgage Trust 2007-4 AM (d)	5.8103	2/10/2051	270,468
250,000	Banc of America Commercial Mortgage Trust 2007-5 AM (d)	5.7720	2/10/2051	269,503
75,000	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8 A4	4.6740	6/11/2041	78,917
100,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 AJ (d)	5.0050	2/13/2042	104,930
100,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM	5.2430	12/11/2038	108,931
275,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 AM (d)	5.7131	6/11/2040	305,422
2,025,860	CD 2007-CD5 XP Mortgage Trust (c,d)	0.1683	11/15/2044	5,897
100,000	Citigroup Commercial Mortgage Trust 2005-C3 AM (d)	4.8300	5/15/2043	104,376
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)	5.7475	3/15/2049	54,119
130,000	Citigroup Commercial Mortgage Trust 2006-C5 AM	5.4620	10/15/2049	141,382
175,000	Citigroup Commercial Mortgage Trust 2007-C6 AM (d)	5.6962	12/10/2049	191,866
250,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.1350	12/10/2049	274,899
993,649	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.2500	9/10/2045	122,483
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 AMFX (d)	5.3660	12/11/2049	343,219
150,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 (d)	5.5260	4/15/2047	164,855
300,000	COMM 2006-C7 AM Mortgage Trust (d)	5.7721	6/10/2046	321,099
100,000	COMM 2006-C8 AM Mortgage Trust	5.3470	12/10/2046	108,340
1,986,636	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)	2.2092	11/15/2045	262,381
150,000	Commercial Mortgage Pass Through Certificates 2012-FL2 GPI (b,c,d)	3.6930	9/17/2029	150,000
200,000	Commercial Mortgage Pass-Through Certificates Series 2007-TFL1 (c,d)	0.3410	2/15/2022	197,359
250,000	Commercial Mortgage Trust 2007-GG11 (d)	5.8670	12/10/2049	267,816
250,000	Commercial Mortgage Trust 2007-GG9	5.4750	3/10/2039	266,407
250,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1 C (d)	5.3920	2/15/2039	256,784
350,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3 AM (d)	5.7984	6/15/2038	380,721
575,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4 AM	5.5090	9/15/2039	617,078
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM	5.3430	12/15/2039	291,159
50,000	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (c,d)	6.7500	11/15/2030	52,107
197,115	Credit Suisse Mortgage Capital Certificates 2006-TF2A A2 (c,d)	0.3610	10/15/2021	193,803
250,000	CSMC Series 2009-RR2 IQB (c,d)	5.6945	4/16/2049	266,597
150,000	CSMC Series 2010-RR1 1B (c,d)	5.6920	4/16/2049	163,245
250,000	DBRR 2011-C32 A3B Trust (c,d)	5.7482	6/17/2049	268,736
200,000	DBRR 2012- EZ1 B Trust (b,c)	1.3930	9/25/2045	200,620
150,000	Fontainebleau Miami Beach Trust 2012-FBLU C(c)	4.2700	5/5/2027	153,664
100,000	Fontainebleau Miami Beach Trust 2012-FBLU E (c)	5.2530	5/5/2027	102,912
221,045	GE Capital Commercial Mortgage Corp. 2004-C2 PPL4 (c)	8.1540	3/10/2039	226,894
50,000	GMAC Commercial Mortgage Securities Inc. Series 2006-C1 AJ Trust (d)	5.3490	11/10/2045	47,409
300,000	GS Mortgage Securities Corp. II 2013-KYO (c,d)	1.0448	11/8/2029	296,799
100,000	GS Mortgage Securities Corp. II 2013-KYO A (d)	5.6220	4/10/2038	106,971
300,000	GS Mortgage Securities Trust 2006-GG6 AM	5.6220	11/10/2039	281,759
300,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-PHH A (c,d)	1.8571	10/15/2025	301,891
1,707,513	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.5277	5/15/2045	25,710
83,999	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 ASB	5.8570	2/15/2051	91,145
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CBC20 AM (d)	5.8744	2/12/2051	280,676
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	219,456
350,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 AM (d)	5.7110	2/12/2049	379,266
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)	6.0002	2/15/2051	270,573
25,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2 (c)	3.3638	11/13/2044	26,145
988,357	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)	2.0041	5/15/2045	108,516
2,479,989	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	2.2075	10/15/2045	304,225
986,048	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)	2.0300	6/15/2045	104,536
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	COMMERCIAL MBS - 4.4% (continued)
200,000	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3 (c,d)	2.5410	4/15/2028	189,895
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/17/2049	188,765
250,000	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	5.8839	7/15/2044	277,096
100,000	LB-UBS Commercial Mortgage Trust 2005-C3 AM	4.7940	7/15/2040	104,918
250,000	LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.4130	9/15/2039	274,065
2,383,861	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.2565	11/15/2038	43,219
1,986,551	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.6500	11/15/2038	40,091
150,000	Merrill Lynch Mortgage Trust 2005-CIP1 AM (d)	5.1070	7/12/2038	158,794
100,000	Merrill Lynch Mortgage Trust 2006-C1 AM (d)	5.6826	5/12/2039	108,704
250,000	ML-CFC Commercial Mortgage Trust 2007-5 AM	5.4190	8/12/2048	264,757
989,896	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.8984	8/15/2045	101,808
25,000	Morgan Stanley Capital I Trust 2005-HQ7 AM (d)	5.2062	11/14/2042	26,655
250,000	Morgan Stanley Capital I Trust 2007-IQ13 AM	5.4060	3/15/2044	267,841
969,995	Morgan Stanley Capital I Trust 2011-C1 XA (c.d)	0.9495	9/15/2047	27,715
128,784	SMA Issuer I LLC 2012-LV1 A (c)	3.5000	8/20/2025	129,356
1,978,679	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.1852	8/10/2049	257,535
300,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320	10/15/2048	261,042
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)	5.4130	12/15/2043	234,101
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)	0.3919	12/15/2043	272,820
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	5.9241	2/15/2051	271,089
990,919	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	2.2411	8/15/2045	122,403
1,485,089	WF-RBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.2693	11/15/2045	195,280
				14,427,592
	COMMERCIAL SERVICES - 0.3%
575,000	ADT Corp.	3.5000	7/15/2022	527,323
600,000	Cielo SA / Cielo USA, Inc.	3.7500	11/16/2022	527,970
				1,055,293
	COUNTRY FUNDS-CLOSED-END - 0.1%
150,000	El Fondo MIVIVIENDA SA (c)	3.5000	1/31/2023	133,500

	DISTRIBUTION/WHOLESALE - 0.2%
400,000	Arrow Electronics, Inc.	3.3750	11/1/2015	413,994
150,000	Glencore Funding LLC (c)	2.5000	1/15/2019	135,706
				549,700
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
875,000	American Express Credit Corp.	2.7500	9/15/2015	907,605
940,000	General Electric Capital Corp.	2.9000	1/9/2017	971,743
823,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	1,140,243
600,000	Tanner Servicios Financieros SA (c)	4.3750	3/13/2018	565,500
				3,585,091
	ELECTRIC - 0.8%
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. (c)	9.5000	11/12/2020	211,000
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. (b)	9.5000	11/12/2020	212,000
500,000	Duke Energy Corp.	3.5500	9/15/2021	498,259
200,000	EGE Haina Finance Co.	9.5000	4/26/2017	205,500
200,000	Instituto Costarricense de Electricidad (c)	6.9500	11/10/2021	210,500
100,000	MidAmerican Energy Holdings Co.	5.9500	5/15/2037	111,102
450,000	MidAmerican Energy Holdings Co.	6.5000	9/15/2037	534,364
603,000	Southern Power Co.	4.8750	7/15/2015	700,124
				2,682,849
	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Andrade Gutierrez International SA (c)	4.0000	4/30/2018	188,000
300,000	OAS Financial Ltd. (c,d)	8.8750	Perpetual	286,500
				474,500
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	ENVIRONMENTAL CONTROL - 0.2%
550,000	Waste Management, Inc.	6.1250%	11/30/2039	$ 628,034

	FOOD - 1.8%
500,000	Cencosud SA (c)	4.8750	1/20/2023	492,646
200,000	Cencosud SA	4.8750	1/20/2023	197,058
575,000	ConAgra Foods, Inc.	3.2000	1/25/2023	549,856
100,000	Corp Pesquera Inca SAC (c)	9.0000	2/10/2017	105,000
250,000	Corp Pesquera Inca SAC	9.0000	2/10/2017	262,500
600,000	Cosan Luxembourg SA (c)	5.0000	3/14/2023	570,000
400,000	ESAL GMBH	6.2500	2/5/2023	367,200
400,000	ESAL GmbH (c)	6.2500	2/5/2023	365,200
100,000	JBS USA LLC / JBS USA Finance, Inc. (b)	7.2500	6/1/2021	100,000
330,000	Kellogg Co.	7.4500	4/1/2031	425,856
675,000	Kroger Co.	3.4000	4/15/2022	659,003
250,000	Minerva Luxembourg SA (c)	7.7500	1/31/2023	248,750
200,000	Minerva Luxembourg SA	7.7500	1/31/2023	199,000
400,000	Mondelez International, Inc.	5.3750	2/10/2020	448,662
200,000	Pesquera Exalmar S.A.A. (c)	7.3750	1/31/2020	186,000
200,000	Pesquera Exalmar S.A.A.	7.3750	1/31/2020	186,000
400,000	Tyson Foods, Inc.	4.5000	6/15/2022	408,730
				5,771,461
	FOREIGN GOVERNMENT - 0.2%
604,000	Mexico Government International Bond	5.6250	1/15/2017	671,346

	FOREST PRODUCTS & PAPER - 0.3%
390,000	Celulosa Arauco y Constitucion SA	4.7500	1/11/2022	387,347
200,000	Inversiones CMPC SA (c)	4.3750	5/15/2023	191,425
150,000	Inversiones CMPC SA (c)	4.5000	4/25/2022	144,820
150,000	Inversiones CMPC SA (c)	4.5000	4/25/2022	144,820
100,000	Inversiones CMPC SA	4.7500	1/19/2018	105,154
				973,566
	HEALTHCARE-PRODUCTS - 0.4%
200,000	Baxter International Inc.	3.2000	6/15/2023	196,176
500,000	Becton Dickinson and Co.	3.1250	11/8/2021	492,633
90,000	Becton Dickinson and Co.	3.2500	11/12/2020	91,009
625,000	Covidien International Finance SA	2.9500	6/15/2023	590,833
				1,370,651
	HEALTHCARE-SERVICES - 0.3%
242,000	WellPoint, Inc.	2.3750	2/15/2017	244,112
150,000	WellPoint, Inc.	5.2500	1/15/2016	163,992
450,000	WellPoint, Inc.	5.8750	6/15/2017	511,270
				919,374
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
700,000	Grupo KUO SAB De CV	6.2500	12/4/2022	716,625
400,000	SMU SA (c)	7.7500	2/8/2020	362,000
				1,078,625
	HOME EQUITY ABS - 1.3%
497,494	ACE Securities Corp.\Home Equity Loan Trust Series 2006-NC1 A2C (d)	0.3930	12/25/2035	490,270
1,408,522	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	1,415,564
484,892	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	410,189
620,394	GSAA Trust 2005-7 AF2 (d)	4.4760	5/25/2035	607,498
892,007	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	0.8980	3/25/2035	886,622
437,963	RASC Series 2005-KS4 M1 Trust (d)	0.6030	5/25/2035	429,287
				4,239,430
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	INSURANCE - 0.5%
595,000	Liberty Mutual Group, Inc. (c)	6.5000%	5/1/2042	$ 636,608
475,000	MetLife, Inc.	4.1250	8/13/2042	422,450
100,000	MetLife, Inc.	5.7000	6/15/2035	110,868
150,000	MetLife, Inc.	5.8750	2/6/2041	172,564
150,000	MetLife, Inc.	6.3750	6/15/2034	181,284
				1,523,774
	INVESTMENT COMPANIES - 0.2%
300,000	Grupo Aval Ltd. (c)	4.7500	9/26/2022	282,000
400,000	Grupo Aval Ltd.	5.2500	2/1/2017	413,000
				695,000
	IRON/STEEL - 0.3%
500,000	OJSC Novolipetsk Steel via Steel Funding Ltd. (c)	4.4500	2/19/2018	465,000
200,000	OJSC Novolipetsk Steel via Steel Funding Ltd.	4.4500	2/19/2018	186,000
400,000	Samarco Mineracao SA	4.1250	11/1/2022	358,000
				1,009,000
	LODGING - 0.1%
405,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.7500	8/15/2020	449,712

	MACHINERY-CONSTRUCTION & MINING - 0.1%
300,000	Ferreycorp SAA (c)	4.8750	4/26/2020	282,000

	MEDIA - 0.7%
435,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.0000	3/1/2021	458,206
200,000	Globo Comunicacao e Participacoes SA (c,f)	5.3070	5/11/2022	205,500
400,000	Globo Comunicacao e Participacoes SA (f)	5.3070	5/11/2022	411,000
200,000	NET Servicos de Comunicacao SA	7.5000	1/27/2020	218,000
569,000	Time Warner Cable, Inc.	4.5000	9/15/2042	441,250
445,000	Time Warner Cable, Inc.	5.0000	2/1/2020	464,527
				2,198,483
	MINING - 1.0%
500,000	Cia Minera Milpo SAA (c)	4.6250	3/28/2023	456,250
600,000	Freeport-McMoRan Copper & Gold, Inc.	3.5500	3/1/2022	545,014
600,000	Polyus Gold International Ltd. (c)	5.6250	4/29/2020	582,000
500,000	Southern Copper Corp.	5.2500	11/8/2042	410,290
460,000	Teck Resources Ltd.	5.4000	2/1/2043	402,702
600,000	Vedanta Resources PLC (c)	7.1250	5/31/2023	567,000
200,000	Vedanta Resources PLC	8.2500	6/7/2021	201,500
				3,164,756
	MISCELLANEOUS MANUFACTURING - 0.2%
255,000	Illinois Tool Works, Inc.	3.3750	9/15/2021	260,842
153,000	Illinois Tool Works, Inc.	6.2500	4/1/2019	183,222
				444,064
	MULTI-NATIONAL - 0.3%
850,000	Corp Andina de Fomento	3.7500	1/15/2016	897,316

	OFFICE/BUSINESS EQUIPMENT - 0.2%
443,000	Xerox Corp.	4.2500	2/15/2015	462,800

	OIL & GAS - 2.4%
250,000	BP Capital Markets PLC	2.5000	11/6/2022	227,815
200,000	BP Capital Markets PLC	4.7500	3/10/2019	223,500
200,000	CNPC General Capital Ltd.* (c)	3.4000	4/16/2023	183,652
325,000	ConocoPhillips	6.5000	2/1/2039	408,851
650,000	Devon Energy Corp.	4.0000	7/15/2021	667,161
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	OIL & GAS - 2.4% (continued)
125,000	Devon Energy Corp.	6.3000%	1/15/2019	$ 144,832
200,000	Dolphin Energy Ltd.	5.5000	12/15/2021	216,000
200,000	Gazprom OAO Via Gaz Capital SA	4.9500	2/6/2028	172,000
400,000	Lukoil International Finance BV	4.5630	4/24/2023	373,000
475,000	Marathon Petroleum Corp.	5.1250	3/1/2021	523,829
300,000	Novatek OAO via Novatek Finance Ltd.	5.3260	2/3/2016	314,250
250,000	Pacific Rubiales Energy Corp. (c)	5.1250	3/28/2023	236,250
100,000	Pacific Rubiales Energy Corp. (c)	7.2500	12/12/2021	105,750
600,000	Pacific Rubiales Energy Corp.	7.2500	12/12/2021	634,500
831,000	Pemex Project Funding Master Trust	6.6250	6/15/2035	872,550
375,000	Phillips 66	5.8750	5/1/2042	413,341
200,000	PTT PCL	3.3750	10/25/2022	181,487
400,000	Sibur Securities Ltd. (c)	3.9140	1/31/2018	370,000
200,000	Sibur Securities Ltd.	3.9140	1/31/2018	185,000
415,000	Transocean Inc. Ltd.	6.0000	3/15/2018	464,429
600,000	Tupras Turkiye Petrol Rafinerileri AS	4.1250	5/2/2018	570,000
395,000	Valero Energy Corp.	6.1250	2/1/2020	459,009
				7,947,206
	OIL & GAS SERVICES - 0.1%
370,000	Halliburton Co.	6.1500	9/15/2019	446,096

	OTHER ABS - 0.6%
2,000,000	Citigroup Mortgage Loan Trust 2007-WFH2 (d)	0.3730	3/25/2037	1,828,058
20,314	CREST 2003-2 Ltd. (c,d) *	0.7636	12/28/2018	19,704
				1,847,762
	PHARMACEUTICALS - 0.4%
500,000	CFR International SpA	5.1250	12/6/2022	491,239
390,000	Novartis Capital Corp.	4.4000	4/24/2020	433,063
550,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	515,303
				1,439,605
	PIPELINES - 0.5%
400,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	472,920
486,000	ONEOK Partners LP	6.1250	2/1/2041	501,651
600,000	Transportadora de Gas Internacional SA ESP (b)	5.7000	3/20/2022	619,500
				1,594,071
	REITS - 0.3%
50,000	Boston Properties LP	3.1250	9/1/2023	46,185
395,000	Boston Properties LP	4.1250	5/15/2021	405,586
100,000	Simon Property Group LP	4.1250	12/1/2021	103,841
250,000	Simon Property Group LP	4.3750	3/1/2021	266,048
100,000	Simon Property Group LP	5.6500	2/1/2020	114,254
				935,914
	RETAIL - 0.5%
460,000	Macy's Retail Holdings, Inc.	2.8750	2/15/2023	424,287
500,000	SACI Falabella (c)	3.7500	4/30/2023	457,500
825,000	Wal-Mart Stores, Inc.	3.2500	10/25/2020	852,782
				1,734,569
	SOFTWARE - 0.3%
475,000	Microsoft Corp.	2.1250	11/15/2022	432,562
500,000	Oracle Corp.	1.2000	10/15/2017	485,610
				918,172
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	TELECOMMUNICATIONS - 1.2%
425,000	AT&T, Inc.	5.3500%	9/1/2040	$ 430,032
100,000	Axiata SPV1 Labuan Ltd.	5.3750	4/28/2020	107,882
750,000	British Telecommunications PLC	5.9500	1/15/2018	863,273
165,000	Deutsche Telekom International Finance BV	8.7500	6/15/2030	228,900
700,000	Digicel Ltd. (c)	6.0000	4/15/2021	665,000
425,000	France Telecom SA	2.7500	9/14/2016	435,558
200,000	Koninklijke KPN NV	8.3750	10/1/2030	247,184
550,000	Motorola Solutions, Inc.	6.0000	11/15/2017	623,476
200,000	VimpelCom Holdings BV (c)	5.2000	2/13/2019	195,000
200,000	VimpelCom Holdings BV (c)	5.9500	2/13/2023	187,000
				3,983,305
	TOYS/GAMES/HOBBIES - 0.1%
385,000	Mattel, Inc.	2.5000	11/1/2016	396,886

	TRANSPORTATION - 0.1%
460,000	Burlington Northern Santa Fe LLC	3.0000	3/15/2023	438,347

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.1%
338,565	Fannie Mae Pool 985190 (e)	6.0000	8/1/2038	367,963
1,363,706	Fannie Mae Pool AB3796 (e)	3.5000	11/1/2031	1,383,320
211,901	Fannie Mae Pool AB3850 (e)	4.0000	11/1/2041	215,740
2,197,632	Fannie Mae Pool AB5459 (e)	4.0000	6/1/2042	2,238,912
7,511,269	Fannie Mae Pool AB9037 (e)	3.0000	4/1/2038	7,341,701
227,491	Fannie Mae Pool AD0500 (e)	5.5000	9/1/2036	248,978
312,192	Fannie Mae Pool AI6658 (e)	4.0000	8/1/2041	317,788
511,709	Fannie Mae Pool AJ4118 (e)	4.0000	11/1/2041	520,799
543,390	Fannie Mae Pool AL1554 (e)	6.0000	1/1/2040	591,312
498,138	Fannie Mae Pool AL1690 (e)	6.0000	5/1/2041	541,350
512,389	Fannie Mae Pool AL1793 (e)	6.0000	1/1/2041	556,838
256,858	Fannie Mae Pool MA 1050 (e)	4.5000	3/1/2042	263,902
228,412	Fannie Mae Pool MA0353 (e)	4.5000	3/1/2030	243,780
52,764	Fannie Mae Pool MA0871 (e)	4.0000	10/1/2041	53,708
5,384,476	Fannie Mae Pool MA0919 (e)	3.5000	12/1/2031	5,461,920
677,776	Fannie Mae Pool MA0949 (e)	3.5000	1/1/2032	687,524
595,927	Fannie Mae Pool MA1068 (e)	3.5000	5/1/2042	599,028
4,099,868	Fannie Mae Pool MA1117 (e)	3.5000	7/1/2042	4,121,334
1,900,947	Fannie Mae Pool MA1209 (e)	3.5000	10/1/2042	1,910,956
2,900,771	Fannie Mae Pool MA1275 (e)	3.0000	12/1/2032	2,858,109
3,985,854	Fannie Mae Pool MA1459 (e)	3.0000	6/1/2033	3,927,234
528,237	Fannie Mae Pool MA3894 (e)	4.0000	9/1/2031	556,467
493,535	Freddie Mac Gold Pool G06954	6.0000	5/1/1940	535,325
490,506	Freddie Mac Gold Pool N70081	5.5000	7/1/2038	528,262
				36,072,250
	U.S. GOVERNMENT OBLIGATIONS - 7.9%
2,020,000	United States Treasury Note	1.0000	8/31/2019	1,934,150
1,800,000	United States Treasury Bond	4.2500	5/15/2039	2,069,438
3,150,000	United States Treasury Bond	3.7500	8/15/2041	3,325,710
4,090,000	United States Treasury Note	1.7500	5/15/2022	3,899,881
4,950,000	United States Treasury Note	1.6250	8/15/2022	4,644,105
4,700,000	United States Treasury Note	1.5000	8/31/2018	4,713,216
4,930,000	United States Treasury Note	2.3750	5/31/2018	5,168,799
				25,755,299

	TOTAL BONDS & NOTES (Cost - $211,902,605)			208,070,937
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Principal Amount ($)		Yield	Maturity	Value
	SHORT-TERM INVESTMENTS - 12.6%
	U.S. GOVERNMENT OBLIGATIONS - 12.6%
32,354,800	United States Treasury Bill (a)	0.1600%	10/17/2013	$ 32,341,319
4,320,000	United States Treasury Note	0.1250	8/31/2013	4,320,182
4,410,000	United States Treasury Note	0.1250	9/30/2013	4,410,344
	TOTAL SHORT-TERM INVESTMENTS (Cost - $41,072,088) (a)			41,071,845

	TOTAL INVESTMENTS - 87.0% (Cost - $285,930,745) (g)			$ 282,767,546
	OTHER ASSETS LESS LIABILITIES - 13.0%			42,204,800
	NET ASSETS - 100.0%			$ 324,972,346

	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
	STRIPS - Separate Trading of Registered Interest and Principal of Securities
*	Non-Income bearing.
(a)	All or a portion of these investment is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at June30, 2013.
(c)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration  to qualified institutional buyers. At June 30, 2013, these securities amounted to $29,000,721 or 8.92% of net assets. In addition, these securities are determined to be illiquid by the Board of Trustees.

(d)	Variable rate security; the rate shown represents the rate at June 30, 2013.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
	Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2013.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $285,951,724 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 5,550,407
			Unrealized Depreciation:	(8,734,585)
		Net Unrealized Depreciation:		$ (3,184,178)

OPEN TOTAL RETURN SWAP CONTRACTS (a)
	Notional		Terminiation		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
Barclays Bank PLC SWAP	$ 27,596,961	LIBOR + 175bps	11/9/2013	Barclays Capital, Inc.	$ 1,787,724

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Options and Futures shall be valued at the close price at 4 pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at June 30, 2013, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at June 30, 2013 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Unaffilated Trading Companies	$ -	$ 18,128,227	$ -	$ 18,128,227
Structured Note	-	15,496,537	-	15,496,537
Bonds & Notes	-	208,070,937	-	208,070,937
Short-Term Investments	-	41,071,845	-	41,071,845
Total Investments	$ -	$ 282,767,546	$ -	282,767,546
Derivatives
Swaps	$ -	$ 1,787,724	$ -	$ 1,787,724
Total Derivatives	$ -	$ 1,787,724	$ -	$ 1,787,724

* Refer to the Consolidated Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AFES invests in the global derivatives markets through the use of unaffiliated trading companies of Futures Evolution Ltd. (“FEL”). The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%).  FEL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”). Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. AFES may redeem its shares in FEL on a biweekly basis.

A summary of the Fund’s investment in AFES as follows:

	Inception Date of AFES	AFES Net Assets at June 30, 2013	% of Total Net Assets at June 30, 2013

AFES	October 31, 2011	$ 74,565,906	22.95%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/28/2013